INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details 1Abstract
Tax loss carry forward	$ 1,402	$ 1,558	$ 4,179
Patents capitalized and amortized for tax purposes	0	4	10
Unrecognized deferred tax assets	$ 1,402	$ 1,568	$ 4,189